Genco Chapter 11 Bankruptcy (Condensed Balance Sheet, Debtor In Possession) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Other current assets	$ 318	$ 389
Property, plant and equipment, net	7,121	8,347
Other long-term assets	107	113
Total Assets	13,053	11,459	$ 11,154
Total Current Liabilities	916	809
Liabilities subject to compromise (Note 22)	832	0
Asset retirement obligations	236	230
Other long-term liabilities	170	183
Total Liabilities	11,014	8,540
Stockholders' Equity Attributable to Parent	2,042	2,921
Intercompany and affiliate receivables	0	0
Noncontrolling interest	(3)	(2)
Total Equity	2,039	2,919	$ 3,023	$ 2,207
Total Liabilities and Equity	13,053	11,459
Intercompany Eliminations
Variable Interest Entity [Line Items]
Other current assets	(1)	(14)
Property, plant and equipment, net	0	0
Total Assets	(14,564)	(14,567)
Total Current Liabilities	(2,431)	(1,533)
Liabilities subject to compromise (Note 22)	0
Total Liabilities	(5,481)	(4,592)
Stockholders' Equity Attributable to Parent	(12,125)	(13,017)
Intercompany and affiliate receivables	3,042	3,042
Noncontrolling interest	0	0
Total Liabilities and Equity	(14,564)	$ (14,567)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Cash	49
Intercompany and affiliate receivables	0
Other current assets	76
Property, plant and equipment, net	59
Other long-term assets	3
Total Assets	187
Total Current Liabilities	33
Liabilities subject to compromise (Note 22)	832
Asset retirement obligations	37
Other long-term liabilities	0
Total Liabilities	902
Stockholders' Equity Attributable to Parent	(700)
Noncontrolling interest	(15)
Total Equity	(715)
Total Liabilities and Equity	187
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure | Intercompany Eliminations
Variable Interest Entity [Line Items]
Cash	0
Intercompany and affiliate receivables	(184)
Other current assets	0
Property, plant and equipment, net	0
Other long-term assets	0
Total Assets	(184)
Total Current Liabilities	(31)
Liabilities subject to compromise (Note 22)	0
Asset retirement obligations	0
Other long-term liabilities	(5)
Total Liabilities	(36)
Stockholders' Equity Attributable to Parent	(148)
Noncontrolling interest	0
Total Equity	(148)
Total Liabilities and Equity	(184)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure | Genco, as Debtor-in-Possession
Variable Interest Entity [Line Items]
Cash	49
Intercompany and affiliate receivables	184
Other current assets	76
Property, plant and equipment, net	59
Other long-term assets	3
Total Assets	371
Total Current Liabilities	64
Liabilities subject to compromise (Note 22)	832
Asset retirement obligations	37
Other long-term liabilities	5
Total Liabilities	938
Stockholders' Equity Attributable to Parent	(552)
Noncontrolling interest	(15)
Total Equity	(567)
Total Liabilities and Equity	$ 371